Document and Entity Information	21 Months Ended
Sep. 30, 2011
Document and Entity Information
Entity Registrant Name	Bergio International, Inc.
Document Type	S-1
Document Period End Date	Sep 30, 2011
Amendment Flag	false
Entity Central Index Key	0001431074
Current Fiscal Year End Date	--12-31
Entity Common Stock, Shares Outstanding	24,857,413
Entity Filer Category	Smaller Reporting Company
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Well-known Seasoned Issuer	No
Document Fiscal Year Focus	2011
Document Fiscal Period Focus	FY

BALANCE SHEETS (USD $)	Sep. 30, 2011	Dec. 31, 2010	Dec. 31, 2009
Current Assets:
Cash		$ 4,262
Accounts Receivable - Net	345,976	474,212	341,695
Inventory	1,536,852	1,602,680	1,378,271
Prepaid Expenses	4,989	9,353	2,937
Other Receivables	137,500	175,000
Total Current Assets	2,025,317	2,265,507	1,722,903
Property and Equipment - Net	111,691	118,135	160,307
Other Assets:
Investment in Unconsolidated Affiliate	5,000	5,000	5,000
Total Assets	2,141,988	2,388,642	1,888,210
Current Liabilities:
Cash Overdraft	5,051		13,717
Accounts Payable and Accrued Expenses	195,075	417,144	587,443
Bank Lines of Credit - Net	191,905	200,866	883,583
Convertible Debt - Net	110,921	112,069	15,925
Current Maturities of Notes Payable	92,255	110,060	69,335
Current Maturities of Capital Leases		14,656	22,375
Advances from Stockholder - Net	368,075	317,601	463,342
Derivative Liability	90,775	67,988	9,858
Sales Returns and Allowances Reserve			34,808
Total Current Liabilities	1,054,057	1,240,384	2,100,386
Long-Term Liabilities
Notes Payable	38,140	51,626	150,498
Bank Lines of Credit			38,380
Capital Leases			16,717
Total Long-Term Liabilities	38,140	51,626	205,595
Commitments and Contingencies
Total Liabilities	1,092,197	1,292,010	2,305,981
Stockholders' Equity
Series A Preferred Stock
Common Stock	24,857	11,159	4,308
Additional Paid-In Capital	4,222,619	4,021,593	1,675,042
Accumulated Deficit	(3,197,685)	(2,936,120)	(2,097,121)
Total Stockholders' Equity	1,049,791	1,096,632	(417,771)
Total Liabilities and Stockholders' Equity	$ 2,141,988	$ 2,388,642	$ 1,888,210

BALANCE SHEETS (PARENTHETICAL) (USD $)	Sep. 30, 2011	Dec. 31, 2010	Dec. 31, 2009
Series A Preferred stock, par value	$ 0.001
Series A Preferred stock, shares authorized	51
Series A Preferred stock, shares issued	51
Series A Preferred stock, shares outstanding	51
Common stock, par value	$ 0.001	$ 0.001	$ 0.001
Common stock, shares authorized	200,000,000	200,000,000	200,000,000
Common stock, shares issued	24,857,413	11,159,574	4,308,625
Common stock, shares outstanding	24,857,413	11,159,574	4,308,625

STATEMENTS OF OPERATIONS (USD $)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2011	Sep. 30, 2010	Sep. 30, 2011	Sep. 30, 2010	Dec. 31, 2010	Dec. 31, 2009
Sales - Net	$ 394,562	$ 343,514	$ 1,029,774	$ 892,509	$ 1,445,570	$ 975,354
Cost of Sales	363,421	226,031	666,764	428,244	812,831	690,708
Gross Profit	31,141	117,483	363,010	464,265	632,739	284,646
Selling Expenses	40,357	51,790	236,598	186,030	317,463	212,709
General and Administrative Expenses
Share-Based Compensation						20,000
Share-Based Services				242,900	242,900	48,000
Other	103,780	94,107	406,083	342,234	394,006	508,708
Total General and Administrative Expenses	103,780	94,107	406,083	585,134	636,906	576,708
Total Operating Expenses	144,137	145,897	642,681	771,164	954,369	789,417
Loss from Operations	(112,996)	(28,414)	(279,671)	(306,899)	(321,630)	(504,771)
Other Income (Expense)
Interest Expense	(15,080)	(17,929)	(44,855)	(49,007)	(68,240)	(93,350)
Amortization of Debt Discount	(30,818)	(39,340)	(62,323)	(85,184)	(120,230)	(1,815)
Change in Fair Value of Derivative	149,550	39,125	123,934	57,431	60,206	1,032
Gain on Sale of Subsidiary				225,000	225,000
Financing Costs - Shared Based				(595,160)	(595,160)
Loss on Disposal of Equipment				(18,945)	(18,945)
Other Income			1,350			1,179
Total Other Income (Expense)	103,652	(18,144)	18,106	(465,865)	(517,369)	(92,954)
Net Loss	$ (9,344)	$ (46,558)	$ (261,565)	$ (772,764)	$ (838,999)	$ (597,725)
Net Loss Per Common Share - Basic and Diluted	$ 0	$ 0	$ (0.01)	$ (0.1)	$ (0.1)	$ (0.2)
Weighted Average Common Shares Outstanding - Basic and Diluted	24,457,248	10,050,617	18,915,122	7,935,213	8,718,321	2,926,124

STATEMENT OF STOCKHOLDERS' EQUITY (DEFICIT) (USD $)	Common Stock	Additional Paid-in Capital	Accumulated Deficit	Total Stockholders' Equity (Deficit)
Beginning Balance, amount at Dec. 31, 2008	$ 2,548	$ 1,608,802	$ (1,499,396)	$ 111,954
Beginning Balance, shares at Dec. 31, 2008	2,547,972			2,547,972
Recapitalization - reverse acquisition into public shell, shares	5,033,450			5,033,450
Recapitalization - reverse acquisition into public shell, value	5,033	(5,033)
Spin-out of mineral operations and cancellation of common stock, shares	(3,310,000)			(3,310,000)
Spin-out of mineral operations and cancellation of common stock, value	(3,310)	3,310
Issuance of common stock for professional services, shares	26,261			26,261
Issuance of common stock for professional services, value	26	47,974		48,000
Issuance of common stock issued for compensation, shares	10,942			10,942
Issuance of common stock issued for compensation, value	11	19,989		20,000
Net loss for the period			(597,725)	(597,725)
Ending Balance, amount at Dec. 31, 2009	4,308	1,675,042	(2,097,121)	(417,771)
Ending Balance, shares at Dec. 31, 2009	4,308,625			4,308,625
Issuance of common stock for professional services, shares	135,499			135,499
Issuance of common stock for professional services, value	135	97,925		98,060
Issuance of common stock for related party debt and accrued interest, shares	157,142			157,142
Issuance of common stock for related party debt and accrued interest, value	158	401,602		401,760
Issuance of common stock for cash ($30,000) and financing costs ($60,000), shares	125,000			125,000
Issuance of common stock for cash ($30,000) and financing costs ($60,000), value	125	89,875		90,000
Issuance of common stock for deferred offering costs, shares	92,593			92,593
Issuance of common stock for deferred offering costs, value	93	499,907		500,000
Issuance of common stock for payment of debt, shares	1,190,249			1,190,249
Issuance of common stock for payment of debt, value	1,190	698,809		699,999
Issuance of common stock for payment of accounts payable, shares	714,473			714,473
Issuance of common stock for payment of accounts payable, value	714	246,286		247,000
Issuance of common stock for share liability, shares	375,000			375,000
Issuance of common stock for share liability, value	375	179,625		180,000
Issuance of common stock for accrued compensation, shares	3,232,020			3,232,020
Issuance of common stock for accrued compensation, value	3,232	67,601		70,833
Issuance of common stock for debt conversion, shares	828,973			828,973
Issuance of common stock for debt conversion, value	829	64,921		65,750
Net loss for the period			(838,999)	(838,999)
Ending Balance, amount at Dec. 31, 2010	11,159	4,021,593	(2,936,120)	1,096,632
Ending Balance, shares at Dec. 31, 2010	11,159,574			11,159,574
Issuance of common stock for professional services, shares	533,553			533,553
Issuance of common stock for professional services, value	534	34,147		34,681
Issuance of common stock for accrued compensation, shares	1,988,054			1,988,054
Issuance of common stock for accrued compensation, value	1,988	21,570		23,558
Issuance of common stock for debt conversion, shares	11,176,232			11,176,232
Issuance of common stock for debt conversion, value	11,176	145,309		156,485
Net loss for the period			(261,565)	(261,565)
Ending Balance, amount at Sep. 30, 2011	$ 24,857	$ 4,222,619	$ (3,197,685)	$ 1,049,791
Ending Balance, shares at Sep. 30, 2011	24,857,413			24,857,413

STATEMENTS OF CASH FLOWS (USD $)	9 Months Ended		12 Months Ended
	Sep. 30, 2011	Sep. 30, 2010	Dec. 31, 2010	Dec. 31, 2009
Operating Activities
NET LOSS	$ (261,565)	$ (772,764)	$ (838,999)	$ (597,725)
Adjustments to Reconcile Net Loss to Net Cash Used for by Operating Activities:
Depreciation and Amortization	32,377	40,891	54,282	63,380
Share-Based Compensation				20,000
Share-Based Services		242,900	242,900	48,000
Share-Based Financing Costs		595,160	595,160
Allowance for Doubtful Accounts	(35,787)	(6,000)	(50,620)	6,000
Amortization of Debt Discount	62,323	85,184	120,230	1,815
Change in Fair Value of Derivative	(123,934)	(57,431)	(60,206)	(1,032)
Gain on Sale of Subsidiary		(225,000)	(225,000)
Loss on Disposal of Equipment		18,945	18,945
Sales returns and allowances reserve		(34,808)	(34,808)	(97,545)
Changes in Assets and Liabilities
(Increase) Decrease in Accounts Receivable	164,023	(94,344)	(81,897)	365,499
(Increase) Decrease in Inventory	65,828	(169,406)	(245,909)	(51,282)
(Increase) Decrease in Prepaid Expenses	4,364	(5,677)	(6,416)	36,201
(Decrease) in Accounts Payable and Accrued Expenses	(126,595)	(1,981)	147,535	140,551
Total Adjustments	42,599	388,433	474,196	531,587
Net Cash Used for Operating Activities	(218,966)	(384,331)	(364,803)	(66,138)
Investing Activities:
Capital Expenditures	(25,913)	(21,016)	(28,910)	(62,704)
Proceeds from Sale of Subsidiary	37,500	50,000	50,000
Payments for Disposal		(2,145)	(2,145)
Net Cash Provided by Investing Activities	11,587	26,839	18,945	(62,704)
Financing Activities:
Increase (Decrease) in Cash Overdraft	5,051	12,121	(13,717)	6,372
Advances under Bank Lines of Credit - Net	(8,961)	(17,439)	(21,098)	11,514
Proceeds from Notes Payable				100,000
Proceeds from Convertible Debt	202,500	160,000	160,000	25,000
Repayments of Notes Payable	(31,291)	(26,649)	(36,647)	(59,452)
Advances from Stockholder - Net	50,474	217,767	256,018	68,810
Repayments of Capital Leases	(14,656)	(18,308)	(24,436)	(23,402)
Proceeds from Sale of Stock		30,000	30,000
Net Cash Provided by Financing Activities	203,117	357,492	350,120	128,842
Net Change in Cash	(4,262)		4,262
Cash - Beginning of Periods	4,262
Cash - End of Periods			4,262
Cash paid during the years for:
Interest	28,000	53,000	67,000	78,000
Income Taxes
Supplemental Disclosures of Non-Cash Investing and Financing Activities:
Debt Discount from Fair Value of Imbedded Derivative	146,721	118,336	118,336
Issuance of Common Stock for Convertible Debt and Accrued Interest	131,485	43,250	65,750
Issuance of Common Stock for Accrued Payroll - Related Party	23,558	66,666	70,833
Issuance of Convertible Note for Settlement Agreement	25,000
Issuance of Common Stock for Vendor Payables and Accrued Expenses	34,681	247,000	247,000	50,000
Issuance of Common Stock for Deferred Offering Costs		535,160	535,160
Issuance of Common Stock for Bank Line of Credit		699,999	699,999
Issuance of Common Stock for Stockholder Advances		401,759	401,759
Notes Payable Settled with Inventory		21,500	21,500
Issuance of Common Stock for Share Liability		$ 180,000	$ 180,000

Nature of Operations and Basis of Presentation	3 Months Ended	12 Months Ended
	Sep. 30, 2011	Dec. 31, 2010
Organization, Consolidation and Presentation of Financial Statements
Nature of Operations [Text Block]

[1] Nature of Operations and Basis of Presentation

Nature of Operations - Bergio International, Inc. (“Bergio” or the “Company”) was incorporated in the State of Delaware on July 24, 2007, under the name Alba Mineral Exploration, Inc.  On October 21, 2009, as a result of a Share Exchange Agreement (defined below), the corporate name was changed to Bergio International, Inc. and the Company implemented a 12-for-1 forward stock split of its common shares.  Effective December 27, 2010, the Company implemented a 1-for-12 reverse stock split.  All share and per share data has been adjusted to reflect such stock splits.  The Company is engaged in the product design, manufacturing and distribution of fine jewelry in the United States, Europe and Asia and is headquartered from its corporate office in Fairfield, New Jersey.  Based on the nature of operations, the Company’s sales cycle experiences significant seasonal volatility with the first two quarters of the year representing 15% - 25% of annual sales and the remaining two quarters representing the remaining portion of annual sales.

On October 19, 2009, the Company entered into a Share Exchange Agreement (the “Exchange Agreement”) with Diamond Information Institute, Inc. (“Diamond”), a New Jersey corporation.  Pursuant to the Exchange Agreement, the Company acquired all the issued and outstanding common stock of Diamond, and Diamond became a wholly-owned subsidiary of the Company.  In addition, the Company acquired all of Diamond’s assets and liabilities effective as of the date of the Exchange Agreement.  Per the Exchange Agreement, the Company issued 2,585,175 shares of the Company’s common stock to the shareholders of Diamond (approximately 0.21884 shares of the Company’s common stock for each share of Diamond common stock), representing approximately 60% of the Company’s aggregate issued and outstanding common stock following the closing of the Exchange Agreement and the Stock Agreement (defined below).  The acquisition of Diamond was treated as a recapitalization and the business of Diamond became the business of the Company.  At the time of the recapitalization, the Company was in the exploration development stage and was not engaged in any active business.  The accounting rules for recapitalizations require that beginning October 19, 2009, the date of the recapitalization, the balance sheet reflects the consolidated assets and liabilities of Bergio and the equity accounts were recapitalized to reflect the newly capitalized company.  The results of operations reflect the operations of Diamond, which became the operations of the Company, for all periods presented.  In February 2010, the Company sold all its shares in Diamond to an unrelated third party for $225,000 and recognized a gain from the sale of $225,000.

In conjunction with the Exchange Agreement, on October 20, 2009, the Company entered into a Stock Purchase Agreement (the “Stock Agreement”) with certain stockholders of the Company (the “former stockholders”).  Pursuant to the Stock Agreement, the Company spun out its 100% interest in Alba Mineral Exploration, Inc., an Alberta, Canada Corporation (“Alba Canada”) to the former stockholders for nominal consideration and the cancellation of all of the shares of common stock of the Company then owned by the former stockholders.  As a result, a total of 3,310,000 shares were cancelled.

Basis of Presentation - The accompanying unaudited interim financial statements as of September 30, 2011, and for the three and nine months ended September 30, 2011 and 2010, have been prepared in accordance with accounting principles generally accepted for interim financial statement presentation and in accordance with the instructions to Form 10-Q.  Accordingly, they do not include all the information and footnotes required by accounting principles generally accepted in the United States of America for complete financial statement presentation.  In the opinion of management, the financial statements contain all adjustments (consisting only of normal recurring accruals) necessary to present fairly the financial position as of September 30, 2011, results of operations for the three and nine months ended September 30, 2011 and 2010, and cash flows for the nine months ended September 30, 2011 and 2010.  The results of operations for the nine months ended September 30, 2011, are not necessarily indicative of the results to be expected for the full year.

[1] Nature of Operations and Basis of Presentation

Nature of Operations - Bergio International, Inc. [the "Company"] was incorporated in the State of Delaware on July 24, 2007 under the name Alba Mineral Exploration, Inc. On October 21, 2009, as a result of a Share Exchange Agreement (defined below), the corporate name was changed to Bergio International, Inc. and the Company implemented a 12 for 1 forward stock split of its common shares. Effective December 27, 2010, the Company implemented a 1-for-12 reverse stock split.  All share and per share data has been adjusted to reflect such stock splits.  The Company is engaged in the product design, manufacturing, distribution of fine jewelry primarily in the United States and is headquartered from its corporate office in Fairfield, New Jersey. Based on the nature of operations, the Company's sales cycle experiences significant seasonal volatility with the first two quarters of the year representing 15% - 25% of annual sales and the remaining two quarters representing the remaining portion of annual sales.

On October 19, 2009, the Company entered into a Share Exchange Agreement (the “Exchange Agreement”), with Diamond Information Institute, Inc. (“Diamond”), a New Jersey corporation. Pursuant to the Exchange Agreement the Company acquired all the issued and outstanding common stock of Diamond, and Diamond became a wholly-owned subsidiary of the Company. In addition, the Company acquired all Diamond’s assets and liabilities effective as of the date of the Exchange Agreement. Per the Exchange Agreement, the Company issued 2,585,175 shares of the Company’s common stock to the shareholders of Diamond (approximately .21884 shares of Company common stock for each share of Diamond common stock), representing approximately 60% of the Company’s aggregate issued and outstanding common stock following the closing of the Exchange Agreement and the Stock Agreement (defined below). The acquisition of Diamond was treated as a recapitalization, and the business of Diamond became the business of the Company. At the time of the recapitalization, the Company was in the exploration development stage and was not engaged in any active business. The accounting rules for recapitalizations require that beginning October 19, 2009, the date of the recapitalization, the balance sheet reflects the consolidated assets and liabilities of Bergio International, Inc. and the equity accounts were recapitalized to reflect the newly capitalized company. The results of operations reflect the operations of Diamond, which became the operations of the Company, for all periods presented.  In February 2010, the Company sold all its shares in Diamond to an unrelated third party for $225,000 and recognized a gain from the sale of $225,000.

In conjunction with the Exchange Agreement, the Company, on October 20, 2009, entered into a Stock Purchase Agreement (the “Stock Agreement”) with certain stockholders of the Company (the “former stockholders”). Pursuant to the Stock Agreement, the Company spun out its 100% interest in Alba Mineral Exploration, Inc., an Alberta, Canada Corporation (“Alba Canada”) to the former stockholders for nominal consideration and the cancellation of all of the shares of common stock of the Company then owned by the former stockholders.  As a result, a total of 3,310,000 shares were cancelled.

Correction of an Error - As of September 30, 2010, the Company corrected certain errors in prior period financial statements (corrected amounts - which reflects the 2010 1-for-12 reserve stock split) related to shares outstanding as of December 31, 2008 (2,547,972), and weighted average shares outstanding and net loss per share for the year ended December 31, 2008 (2,714,868 and $(0.41)), the three months ended March 31, 2009 (2,570,003 and $(0.08)), and the three and six months ended June 30, 2009 (2,585,175 and $(0.05)) and (2,577,630 and $(0.12)). The prior period amounts had been retroactively presented to reflect our recapitalization as a result of our share exchange agreement with Diamond Information Institute, Inc.  The correction had no effect on the previously reported Net Loss in the year ended December 31, 2008, the three months ended March 31, 2009, or the three and six months ended June 30, 2009.

The Company has evaluated the impact of the corrections to outstanding shares as disclosed in the Consolidated Statement of Changes in Stockholders’ Equity (Deficit) for the years ended December 31, 2009 and 2008 and the affect upon the weighted average common shares outstanding and net loss per share for the year ended December 31, 2008, the three months ended March 31, 2009 and the three and six months ended June 30, 2009 and has determined that there is no change to net loss and no significant change to net loss per share. The Company has evaluated the corrections in accordance with Financial Accounting Standards Board ("FASB") Accounting Standards Codification (“ASC”) Topic No. 250-10-S99 “Accounting Changes and Error Corrections”.  The adjustments, when compared to the operating results or on any trend of losses for all previous financial statements to which this error relates, are not considered by management to be material.  In addition, the Company believes that investors would not consider the amount of the adjustments to be material, and therefore, would not have significantly impacted their investment decisions about the Company.

Summary of Significant Accounting Policies	3 Months Ended	12 Months Ended
	Sep. 30, 2011	Dec. 31, 2010
Accounting Policies
Significant Accounting Policies [Text Block]

[2] Summary of Significant Accounting Policies

Other significant accounting policies are set forth in Note 2 of the audited financial statements included in the Company’s 2010 Annual Report Form 10-K.

Use of Estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period.  Actual results could differ from those estimates.

Revenue Recognition - Revenue is recognized upon the shipment of products to customers with the price to the buyer being fixed and determinable and collectability reasonably assured.

Inventories - Inventory consists primarily of finished goods and is valued at the lower of cost or market.  Cost is determined using the weighted average method and average cost is recomputed after each inventory purchase or sale.

Fair Value of Financial Instruments - The Company follows guidance issued by the FASB on “Fair Value Measurements” for assets and liabilities measured at fair value on a recurring basis.  This guidance establishes a common definition for fair value to be applied to existing generally accepted accounting principles that require the use of fair value measurements, establishes a framework for measuring fair value, and expands disclosure about such fair value measurements.

The FASB defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.  Additionally, the FASB requires the use of valuation techniques that maximize the use of observable inputs and minimize the use of unobservable inputs.

These inputs are prioritized below:

·

Level 1:

Observable inputs such as quoted market prices in active markets for identical assets or liabilities.

·

Level 2:

Observable market-based inputs or unobservable inputs that are corroborated by market data.

·

Level 3:

Unobservable inputs for which there is little or no market data, which require the use of the reporting entity’s own assumptions.

The Company discloses the estimated fair value for all financial instruments for which it is practicable to estimate fair value.  As of September 30, 2011, the fair value of short-term financial instruments including cash overdraft, accounts receivable, accounts payable and accrued expenses, approximates book value due to their short-term maturity.  The fair value of property and equipment is estimated to approximate its net book value.  The fair value of debt obligations, other than convertible debt obligations, approximates their face values due to their short-term maturities and/or the variable rates of interest associated with the underlying obligations.

The fair value of the Company’s convertible debt is measured on a recurring basis (see Note 6).

The following table presents fair value measurements for major categories of the Company’s financial liabilities measured at fair value on a recurring basis:

	September 30, 2011
	Fair Value Measurements Using
	Level 1	Level 2	Level 3	Total
Convertible Debt	$--	$110,921	$--	$110,921

	December 31, 2010
	Fair Value Measurements Using
	Level 1	Level 2	Level 3	Total
Convertible Debt	$--	$112,069	$--	$112,069

In addition, the FASB issued “The Fair Value Option for Financial Assets and Financial Liabilities.”  This guidance expands opportunities to use fair value measurements in financial reporting and permits entities to choose to measure many financial instruments and certain other items at fair value.  The Company did not elect the fair value option for any of its qualifying financial instruments.

Subsequent Events - The Company evaluated subsequent events, which are events or transactions that occurred after September 30, 2011, through the issuance of the accompanying financial statements.

Recently Issued Accounting Pronouncements - There are several new accounting pronouncements issued or proposed by the FASB.  Each of these pronouncements, as applicable, has been or will be adopted by the Company.  Management does not believe any of these accounting pronouncements has had or will have a material impact on the Company’s financial position or results of operations.

[2] Summary of Significant Accounting Policies

Use of Estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period.  Actual results could differ from those estimates.

Revenue Recognition - Revenue is recognized upon the shipment of products to customers with the price to the buyer being fixed and determinable and collectability reasonably assured

Cash and Cash Equivalents - Cash equivalents are comprised of certain highly liquid instruments with a maturity of three months or less when purchased. The Company did not have any cash equivalents on hand at December 31, 2010 and 2009.

Accounts Receivable - Accounts receivable are generated from sales of fine jewelry to retail outlets throughout the United States. At December 31, 2010 and 2009, accounts receivable were substantially comprised of balances due from retailers.

An allowance for doubtful accounts is provided against accounts receivable for amounts management believes may be uncollectible. The Company determines the adequacy of this allowance by regularly reviewing the composition of its accounts receivable aging and evaluating individual customer receivables, considering the customer’s financial condition, credit history and current economic circumstance. As of December 31, 2010, and 2009 an allowance for doubtful accounts of $35,787 and $86,407, respectively has been provided.

Inventories - Inventory consists primarily of finished goods and is valued at the lower of cost or market. Cost is determined using the weighted average method and average cost is recomputed after each inventory purchase or sale.

Concentrations of Credit Risk - Financial instruments which potentially subject the Company to concentrations of credit risk consist principally of cash and accounts receivables. The Company places its cash with high credit quality financial institutions. The Company, from time to time, maintains balances in financial institutions beyond the insured amounts. At December 31, 2010 and 2009, the Company had no cash balances beyond the federally insured amounts.

Concentrations of credit risk with respect to accounts receivable is limited due to the wide variety of customers and markets into which the Company's services are provided, as well as their dispersion across many different geographical areas. As is characteristic of the Company's business and of the jewelry industry generally, the Company extends its customers seasonal credit terms. The carrying amount of receivables approximates fair value. The Company routinely assesses the financial strength of its customers and believes its credit risk exposure on accounts receivable is limited. Based on management’s review of accounts receivable, an allowance for doubtful accounts has been recorded for the years ending December 31, 2010 and 2009. The Company does not require collateral to support these financial instruments.

Property and Equipment and Depreciation - Property and equipment are stated at cost less accumulated depreciation. Depreciation is computed using the straight-line method over estimated useful lives ranging from five (5) to seven (7) years.

Expenditures for repairs and maintenance are charged to expense as incurred whereas expenditures for renewals and improvements that extend the useful life of the assets are capitalized. Upon the sale or retirement, the cost and the related accumulated depreciation are eliminated from the respective accounts and any resulting gain or loss is reported within the Statements of Operations in the period of disposal.

Long-Lived Assets - In accordance with generally accepted accounting principles, long-lived tangible assets subject to depreciation or amortization are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of the assets exceed their fair value as determined by an estimate of undiscounted future cash flows.

Losses on assets held for disposal are recognized when management has approved and committed to a plan to dispose of the assets, and the assets are available for disposal.

Fair Value of Financial Instruments - The Company follows guidance issued by the FASB on “Fair Value Measurements” for assets and liabilities measured at fair value on a recurring basis.  This guidance establishes a common definition for fair value to be applied to existing generally accepted accounting principles that require the use of fair value measurements, establishes a framework for measuring fair value, and expands disclosure about such fair value measurements.

The FASB defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.  Additionally, the FASB requires the use of valuation techniques that maximize the use of observable inputs and minimize the use of unobservable inputs.

These inputs are prioritized below:

Level 1:	Observable inputs such as quoted market prices in active markets for identical assets or liabilities

Level 2:	Observable market-based inputs or unobservable inputs that are corroborated by market data

Level 3:	Unobservable inputs for which there is little or no market data, which require the use of the reporting entity’s own assumptions

The Company discloses the estimated fair value for all financial instruments for which it is practicable to estimate fair value.  As of December 31, 2010, the fair value of short-term financial instruments including cash overdraft, accounts receivable, accounts payable and accrued expenses, approximates book value due to their short-term maturity.  The fair value of property and equipment is estimated to approximate its net book value.  The fair value of debt obligations, other than convertible debt obligations, approximates their face values due to their short-term maturities and/or the variable rates of interest associated with the underlying obligations.

The fair value of the Company’s convertible debt is measured on a recurring basis (see Note 7).

The following table presents fair value measurements for major categories of the Company’s financial liabilities measured at fair value on a recurring basis:

	December 31, 2010				December 31, 2009
	Fair Value Measurements Using				Fair Value Measurements Using
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Convertible Debt	$--	$112,069	$--	$112,069	$--	$15,925	$--	$15,925

In addition, the FASB issued, “The Fair Value Option for Financial Assets and Financial Liabilities.  This guidance expands opportunities to use fair value measurements in financial reporting and permits entities to choose to measure many financial instruments and certain other items at fair value.  The Company did not elect the fair value option for any of its qualifying financial instruments.

Investments in Unconsolidated Affiliates - Investments in unconsolidated affiliates, in which the Company owns less than 20% or otherwise does not exercise significant influence, are stated at cost.  At December 31, 2010 and 2009, the Company had an investment in which the Company owned less than 1% interest in an unconsolidated affiliate and therefore the investment is carried at cost.

Equity-Based Compensation - The Company accounts for equity based compensation transactions with employees under the provisions of ASC Topic No. 718, “Compensation: Stock Compensation” (“Topic No. 718”). Topic No. 718 requires the recognition of the fair value of equity-based compensation in net income. The fair value of common stock issued for compensation is measured at the market price on the date of grant.  The fair value of the Company’s equity instruments, other than common stocks, is estimated using a Black-Scholes option valuation model. This model requires the input of highly subjective assumptions and elections including expected stock price volatility and the estimated life of each award. In addition, the calculation of equity-based compensation costs requires that the Company estimate the number of awards that will be forfeited during the vesting period. The fair value of equity-based awards granted to employees is amortized over the vesting period of the award and the Company elected to use the straight-line method for awards granted after the adoption of Topic No. 718.

The Company accounts for equity based transactions with non-employees under the provisions of ASC Topic No. 505-50, “Equity-Based Payments to Non-Employees” (“Topic No. 505-50”). Topic No. 505-50 establishes that equity-based payment transactions with non-employees shall be measured at the fair value of the consideration received or the fair value of the equity instruments issued, which ever is more reliably measurable. The fair value of common stock issued for payments to non-employees is measured at the market price on the date of grant. The fair value of equity instruments, other than common stock, is estimated using the Black-Scholes option valuation model. In general, the Company recognizes an asset or expense in the same manner as if it was to receive cash for the goods or services instead of paying with or using the equity instrument.

Advertising and Promotional Costs - Advertising and promotional costs are expensed as incurred and are recorded as part of Selling Expenses in the Statement of Operations.  The total cost for the years ended December 31, 2010 and 2009 was approximately $168,000 and $44,000, respectively.

During the year, the Company prepays costs associated with trade shows which are recorded as Prepaid Expenses in the Balance Sheet and are charged to the Statement of Operations upon the trade shows being conducted. For the years ended December 31, 2010 and 2009, approximately $31,000 and $61,000, respectively, of trade show expenses have been recorded.

Income Taxes - The Company accounts for income taxes under the provisions of FASB ASC Topic No. 740 “Income Taxes” which requires the use of the liability method of accounting for income taxes. The liability method measures deferred income taxes by applying enacted statutory rates in effect at the balance sheet date to the differences between the tax basis of assets and liabilities and their reported amounts on the financial statements. The resulting deferred tax assets or liabilities are adjusted to reflect changes in tax laws as they occur. A valuation allowance is provided when it is more likely than not that a deferred tax asset will not be realized. At December 31, 2010 and 2009, the entire deferred tax asset has been fully reserved because management has determined that it is not more likely than not that the net operating loss carry forwards will be realized in the future.

The Company does not believe it has any uncertain tax position deemed material as of December 31, 2010 and 2009.  With few exceptions, the Company believes it is no longer subject to U.S. federal and state tax examinations by tax authorities for tax periods prior to 2007.  The Company’s practice is to recognize interest and/or penalties related to income tax matters in income tax expense.  As of December 31, 2010 and 2009, the Company had no accrued interest or penalties. The Company currently has no federal or state tax examinations in progress nor has it had any federal or state examinations since inception.

Basic and Diluted Loss Per Share - Basic earnings per share includes no dilution and is computed by dividing earnings  available to common stockholders by the weighted average number of common shares outstanding for the period. Dilutive earnings per share reflect the potential dilution of securities that could occur through the effect of common shares issuable upon the exercise of stock options, warrants and convertible securities.  Equity instruments that may dilute earnings per share in the future are listed in Note 7.

Subsequent Events - The Company evaluated subsequent events, which are events or transactions that occurred after December 31, 2010 through the issuance of the accompanying financial statements.

New Authoritative Accounting Guidance	12 Months Ended
Dec. 31, 2010
Accounting Changes and Error Corrections
Description of New Accounting Pronouncements Not yet Adopted [Text Block]

[3] New Authoritative Accounting Guidance

In January 2010, the Financial Accounting Standards Board issued Accounting Standards Update 2010-06 (“ASU 2010-06”), “Fair Value Measurements and Disclosures (Topic 820): Improving Disclosures about Fair Value Measurements.” ASU 2010-06 requires reporting entities to make new disclosures about recurring or nonrecurring fair value measurements including significant transfers into and out of Level 1 and Level 2 fair value measurements and information on purchases, sales, issuances, and settlements on gross basis in the reconciliation of Level 3 fair value measurements.  ASU 2010-06 is effective for annual reporting periods beginning after December 15, 2009, except for Level 3 reconciliation disclosures which are effective for annual periods beginning after December 15, 2010.  The adoption of ASU 2010-06 in the first quarter of 2010 did not have a material impact on the Company’s financial statement disclosures.

Management does not believe that any other recently issued but not yet effective accounting pronouncements, if adopted, would have an effect on the accompanying financial statements.

Property and Equipment	3 Months Ended	12 Months Ended
	Sep. 30, 2011	Dec. 31, 2010
Property, Plant, and Equipment
Property, Plant and Equipment Disclosure [Text Block]

[3] Property and Equipment

Property and equipment and accumulated depreciation and amortization are as follows:

	September 30,	December 31,
	2011	2010

Selling Equipment	$ 8,354	$ 8,354
Office and Equipment	351,443	325,530
Leasehold Improvements	7,781	7,781
Furniture and Fixtures	18,487	18,487

Total - At Cost	386,065	360,152
Less: Accumulated Depreciation and Amortization	274,394	242,017

Property and Equipment - Net	$ 111,671	$ 118,135

Depreciation and amortization expense for the three months ended September 30, 2011 and 2010, and the nine months ended September 30, 2011 and 2010, amount to approximately $11,000, $13,000, $32,000 and $41,000, respectively.

[4] Property and Equipment

Property and equipment and accumulated depreciation and amortization are as follows:

	December 31,	December 31,
	2010	2009

Selling Equipment	$8,354	$64,353
Office and Equipment	325,530	296,621
Leasehold Improvements	7,781	7,781
Furniture and Fixtures	18,487	18,487

Total - At Cost	360,152	387,242
Less: Accumulated Depreciation and Amortization	242,017	226,935

Property and Equipment - Net	$118,135	$160,307

Depreciation and amortization expense for the years ended December 31, 2010 and 2009 was approximately $54,000 and $63,000, respectively.

Notes Payable	3 Months Ended	12 Months Ended
	Sep. 30, 2011	Dec. 31, 2010
Debt
Debt Disclosure [Text Block]

[4] Notes Payable

	September 30,	December 31,
	2011	2010

Notes payable due in equal monthly installments, of $2,500 and one payment on June 30, 2011 equal to the outstanding balance; interest rate of 7.60%.  The notes are collateralized by the assets of the Company. (1)

	$ 72,371	$ 91,517

Notes payable due in equal monthly installments, over 60 months, maturing through April 2014 at interest rates of 10.52%. The notes are collateralized by specific assets of the Company.	58,024	70,169

Total	130,395	161,686
Less: Current Maturities Included in Current Liabilities	92,255	110,060

Total Long-Term Portion of Debt	$ 38,140	$ 51,626

Maturities of long-term debt are as follows:

Twelve months ended
September 30,
2012	$ 92,255
2013	22,081
2014	16,059

Total	$ 130,395

(1) Terms are per the Post Judgment Payment and Forbearance Agreement dated October 9, 2009, between the Company and the bank.  In the event of a default, the bank may immediately enforce its rights of collection for the full amount under the judgment, less credits for payment made through the date of default.  The Company is in the process of negotiating an extension of the payment terms with the bank.

[5] Notes Payable

	December 31,	December 31,
	2010	2009

Notes payable due in equal monthly installments, monthly payments of $2,500 and one payment on June 30, 2011 equal to the outstanding balance; interest rate of 7.60%. The notes are collateralized by the assets of the Company. (1)	$91,517	$115,259

Notes payable due in equal monthly installments, over 60 months, maturing through April 2014 at interest rates of 10.52%. The notes are collateralized by specific assets of the Company.	70,169	83,074

Notes payable due on demand at interest rate of 10%.	--	21,500

Total	161,686	219,833
Less: Current Maturities Included in Current Liabilities	110,060	69,335

Total Long-Term Portion of Debt	$51,626	$150,498

Maturities of long-term debt are as follows:

Years ended
December 31,
2011	$110,060
2012	20,591
2013	22,865
2014	8,170

Total	$161,686

(1) Terms are per the Post Judgment Payment and Forbearance Agreement dated October 9, 2009 between the company and the bank.  In the event of a default, the bank may immediately enforce its rights of collection for the full amount under the judgement, less credits for payment made through the date of default.

Bank Lines of Credit	3 Months Ended	12 Months Ended
	Sep. 30, 2011	Dec. 31, 2010
Financial Services, Banking and Thrift
Deposit Liabilities Disclosures [Text Block]

[5] Bank Lines of Credit

A summary of the Company’s credit facilities is as follows:

	September 30,	December 31,
	2011	2010

Credit Line of $55,000 monthly payments of $500 and one payment on June 30, 2011 equal to outstanding balance; interest at the bank’s prime rate plus .75%. At September 30, 2011 and December 31, 2010, the interest rate was 4.00%. Collateralized by the assets of the Company. (1)	$ 36,971	40,153

Various unsecured Credit Cards of $161,000, minimum payment of principal and interest are due monthly at the credit card’s annual interest rate. At September 30, 2011 and December 31, 2010, the interest rates ranged from 3.99% to 24.90%.	154,934	160,713

Total	191,905	200,866

Less: Current maturities included in current liabilities	191,905	200,866

Total Long-Term Portion	$ --	$ --

The Company’s Chief Executive Officer and majority shareholder also serves as a guarantor of the Company’s debt.

(1) Terms are per the Post Judgment Payment and Forbearance Agreement dated October 9, 2009, between the Company and the bank.  In the event of a default, the bank may immediately enforce its rights of collection for the full amount under the judgment, less credits for payment made through the date of default.  The Company is in the process of negotiating an extension of the payment terms with the bank.

[6] Bank Lines of Credit

A summary of the Company’s credit facilities is as follows:

	December 31,	December 31,
	2010	2009
Credit Line of $700,000, minimum payment of interest only is due monthly at the bank's prime rate plus .75%. At December 31, 2009, the interest rate was 4.00%. Collateralized by the assets of the Company.	$--	$699,999

Credit Line of $55,000 monthly payments of $500 and one payment on June 30, 2011 equal to outstanding balance; interest at the bank's prime rate plus .75%. At December 31, 2010 and 2009, the interest rate was 4.00%. Collateralized by the assets of the Company. (1)	40,153	44,380

Various unsecured Credit Cards of $188,200, minimum payment of principal and interest are due monthly at the credit card's annual interest rate. At December 31, 2010 and 2009, the interest rates ranged from 3.99% to 24.90%.	160,713	177,584

Total	200,866	921,963

Less: Current maturities included in current liabilities	200,866	883,583

Total Long-Term Portion	$--	$38,380

The Company's CEO and majority shareholder also serves as a guarantor of the Company's debt.

(1) Terms are per the Post Judgement Payment and Forbearance Agreement dated October 9, 2009 between the company and the bank.  In the event of a default, the bank may immediately enforce its rights of collection for the full amount under the judgement, less credits for payment made through the date of default.

Convertible Debt	3 Months Ended	12 Months Ended
	Sep. 30, 2011	Dec. 31, 2010
Other Liabilities {1}
Other Liabilities Disclosure [Text Block]

[6] Convertible Debt

Asher

On February 1, 2010, the Company issued an 8% secured convertible note (the “February 2010 Note”) in the amount of $50,000 to Asher Enterprises, Inc. (“Asher”).  The principal and accrued interest is payable on January 2, 2011, or such earlier date as defined in the note.  The note is convertible by Asher at any time after the six month anniversary of the issue date and by the Company at any time after issue with conversion periods as defined in the note.  The note is convertible into shares of the Company’s common stock at a price of 62.5% of the average of the three lowest trading prices of the stock during the ten trading day period ending one day prior to the date of conversion.  In 2010, $47,000 of the principal was converted into 538,829 shares of company common stock.  In January 2011, the balance of the convertible note of $3,000 and $2,000 of accrued interest was converted into 100,000 shares of the Company’s common stock.

On March 12, 2010, the Company issued an 8% secured convertible note (the “March 2010 Note”) in the amount of $30,000 to Asher.  The principal and accrued interest is payable on December 13, 2010, or such earlier date as defined in the note.  The note is convertible by Asher at any time after the six month anniversary of the issue date and by the Company at any time after issue with conversion periods as defined in the note.  The note is convertible into shares of the Company’s common stock at a price of 62.5% of the average of the three lowest trading prices of the stock during the ten trading day period ending one day prior to the date of conversion.  In February and March 2011, the convertible note of $30,000 and accrued interest of $1,200 was converted into 1,121,975 shares of the Company’s common stock.

In April 2010, the Company issued an 8% secured convertible note (the “April 2010 Note”) in the amount of $40,000 to Asher.  The principal and accrued interest is payable on January 13, 2011, or such earlier date as defined in the note.  The note is convertible by Asher at any time after the six month anniversary of the issue date and by the Company at any time after issue with conversion periods as defined in the note.  The note is convertible into shares of the Company’s common stock at a price of 62.5% of the average of the three lowest trading prices of the stock during the ten trading day period ending one day prior to the date of conversion.  In April 2011, the convertible note and accrued interest was converted into 3,847,321 shares of the Company’s common stock.

In May 2010, the Company issued an 8% secured convertible note (the “May 2010 Note”) in the amount of $40,000 to Asher.  The principal and accrued interest is payable on February 11, 2011, or such earlier date as defined in the note.  The note is convertible by Asher at any time after the six month anniversary of the issue date and by the Company at any time after issue with conversion periods as defined in the note.  The note is convertible into shares of the Company’s common stock at a price of 62.5% of the average of the three lowest trading prices of the stock during the ten trading day period ending one day prior to the date of conversion.  In May and June 2011, the convertible note and accrued interest was converted into 3,999,843 shares of the Company’s common stock.

In April 2011, the Company issued an 8% convertible note (the “April 2011 Note”) in the amount of $50,000 to Asher.  The principal and accrued interest is payable on January 18, 2012, or such earlier date as defined in the note.  The note is convertible by Asher at any time after the six month anniversary of the issue date and by the Company at any time after issue with conversion periods as defined in the note.  The note is convertible into shares of the Company’s common stock at a price of 62.5% of the average of the three lowest trading prices of the stock during the ten day trading period ending one day prior to the date of conversion.

In July 2011, the Company issued an 8% convertible note (the “July 2011 Note”) in the amount of $32,500 to Asher.  The principal and accrued interest is payable on April 18, 2012, or such earlier date as defined in the note.  The note is convertible by Asher at any time after the six month anniversary of the issue date and by the Company at any time after issue with conversion periods as defined in the note.  The note is convertible into shares of the Company’s common stock at a price of 62.5% of the average of the three lowest trading prices of the stock during the ten day trading period ending one day prior to the date of conversion.

In August 2011, the Company issued an 8% convertible note (the “August 2011 Note”) in the amount of $32,500 to Asher.  The principal and accrued interest is payable on May 29, 2012, or such earlier date as defined in the note.  The note is convertible by Asher at any time after the six month anniversary of the issue date and by the Company at any time after issue with conversion periods as defined in the note.  The note is convertible into shares of the Company’s common stock at a price of 60.0% of the average of the three lowest trading prices of the stock during the ten day trading period ending one day prior to the date of conversion.

In September 2011, the Company issued an 8% convertible note (the “September 2011 Note”) in the amount of $37,500 to Asher.  The principal and accrued interest is payable on June 28, 2012 or such earlier date as defined in the note.  The note is convertible by Asher at any time after the six month anniversary of the issue date and by the Company at any time after issue with conversion periods as defined in the note.  The note is convertible into shares of the Company’s common stock at a price of 62.5% of the average of the three lowest trading prices of the stock during the ten day trading period ending one day prior to the date of conversion.

Asher is entitled to have all shares issued upon conversion of the above notes listed upon each national securities exchange or other automated quotation system, if any, upon which shares of the Company’s common stock are then listed.

Tangiers

Effective January 2011, the Company entered into a 7% convertible promissory note agreement (the “January 2011 Note”) in the amount of $25,000 with Tangiers Capital, LLC (“Tangiers”) for the settlement of an accrued termination fee related to the securities purchase agreement with Tangiers.  The principal and accrued interest is payable on June 18, 2012, or such earlier date as defined in the agreement.  The note, including any accrued interest, is convertible into shares of the Company’s common stock at a price of 80% of the lowest trading price, determined on the then current trading market for the Company’s common stock, for the ten trading days prior to conversion, at the option of the holder.  In March and April 2011, the convertible note and accrued interest was converted into 1,965,254 shares of the Company’s common stock.

On November 16, 2009, the Company issued a 7% Secured Convertible Debenture (the “November 2009 Debenture”) in the amount of $25,000 to Tangiers.  The principal and accrued interest is payable on August 16, 2010, or such earlier date as defined in the debenture.  Upon issuance, the November 2009 Debenture, including any accrued interest, was convertible into shares of the Company’s common stock at a price of 80% of the average of the two lowest trading prices, determined on the then current trading market for the Company’s common stock, for the ten trading days prior to conversion, at the option of the holder.  The holder is entitled to “piggyback” registration rights on shares of common stock issued upon conversion.  During the year ended December 31, 2010, $18,750 of the convertible note was converted into 290,144 shares of the Company’s common stock.  In February 2011, the balance of the note of $6,250 and accrued interest of $1,694 was converted into 141,839 shares of the Company’s common stock.

Strategic

In May 2011, the Company issued a 15% convertible note (the “May 2011 Note”) in the amount of $50,000 to Strategic Business Initiatives, LLC (“Strategic”).  The principal and accrued interest is payable on November 30, 2011, or such earlier date as defined in the note.  The Company must give 10 days’ notice to Strategic about its intent to prepay the note.   During the ten day period, prior to the Company’s prepayment, Strategic has the option to convert all or a portion of the principal and/or accrued interest into shares of the Company’s common stock at a price of 80% of the five day average closing price immediately prior to the conversion date.

The Company accounts for the fair value of the conversion features in accordance with ASC Topic No. 815-15 “Derivatives and Hedging; Embedded Derivatives” (“Topic No. 815-15”).  Topic No. 815-15 requires the Company to bifurcate and separately account for the conversion features as an embedded derivative contained in the Company’s convertible debt.  The Company is required to carry the embedded derivative on its balance sheet at fair value and account for any unrealized change in fair value as a component of results of operations.  The Company valued the embedded derivative using the Black-Scholes pricing model.  The fair values upon issuance of the January 2011 Note of $12,478, the April 2011 Note of $32,704, May 2011 Note of $16,570, July 2011 Note of $30,962, August 2011 Note of $32,500, and the September 2011 Note of $21,507 were recorded as a derivative liability and a discount to the convertible debt.  Amortization of debt discount amounted to $62,323 and $85,184 for the nine months ended September 30, 2011 and 2010, respectively.  The derivative liability is revalued each reporting period using the Black-Scholes model.  For the nine months ended September 30, 2011 and 2010, the Company recorded an unrealized gain from the change in the fair value of the derivative liability of $123,934 and $57,431, respectively.  Convertible debt as of September 30, 2011 ($202,500) and December 31, 2010 ($119,250), is shown net of debt discount in the amount of $91,579 and $7,181, respectively.

The Black-Scholes model was valued with the following inputs:

·

Stock Price - The Stock Price was based on the average closing price of the Company’s common stock as of the Valuation Date.  Stock Prices ranged from $0.01 to $0.12 in the period 1-01-2011 through 9-30-2011.

·

Variable Conversion Price - The variable conversion price was based on: (i) 80% of the lowest Stock Price out of the last 10 trading days prior to the Valuation Date (Tangiers); and (ii) 62.5% and 60% of the average of the 3 lowest Stock Prices out of the last 10 trading days prior to the Valuation Date (Asher) and (iii) 80% of the stock price for the last 5 trading days prior to valuation date (Strategic).

·

Time to Maturity - The time to maturity was determined based on the length of time between the Valuation Date and the maturity of the debt.  Time to maturity ranged from 0 months to 8 months in the period 1-01-2011 through 9-30-2011.

·

Risk Free Rate - The risk free rate was based on the Treasury Note rate as of the Valuation Dates with term commensurate with the remaining term of the debt.  The risk free rate ranged from 0.11% to 0.30% in the period 1-01-2011 through 9-30-2011.

·

Volatility - The volatility was based on the historical volatility of three comparable companies as historical volatility of the Company was not useful in developing the expected volatility due to the limited trading history of its stock.  The average volatility for the comparable companies ranged from 55.77% to 57.96% in the period 1-01-2011 through 9-30-2011.

[7] Convertible Debt

On February 1, 2010, the Company issued an 8% secured convertible note (the “February 2010 Note”) in the amount of $50,000 to Asher Enterprises, Inc. (“Asher”).  The principal and accrued interest is payable on January 2, 2011 or such earlier date as defined in the agreement.  The note is convertible by Asher at any time after the six month anniversary of the issue date and by the Company at any time after issue with conversion periods as defined in the agreement.   The note is convertible into shares of the Company’s common stock at a price of 62.5% of the average of the three lowest trading prices of the stock during the ten trading day period ending one day prior to the date of conversion.

During 2010, $47,000 of the convertible note was converted into 538,829 shares of common stock. The balance outstanding at December 31, 2010 is $3,000 (see Note 13).

On March 12, 2010, the Company issued an 8% secured convertible note (the “March 2010 Note”) in the amount of $30,000 to Asher.  The principal and accrued interest is payable on December 13, 2010 or such earlier date as defined in the agreement. The note is convertible by Asher at any time after the six month anniversary of the issue date and by the Company at any time after issue with conversion periods as defined in the agreement.   The note is convertible into shares of the Company’s common stock at a price of 62.5% of the average of the three lowest trading prices of the stock during the ten trading day period ending one day prior to the date of conversion.  At December 31, 2010, the note is past due.

In April 2010, the Company issued an 8% secured convertible note (the “April 2010 Note”) in the amount of $40,000 to Asher.  The principal and accrued interest is payable on January 13, 2011 or such earlier date as defined in the agreement. The note is convertible by Asher at any time after the six month anniversary of the issue date and by the Company at any time after issue with conversion periods as defined in the agreement.   The note is convertible into shares of the Company’s common stock at a price of 62.5% of the average of the three lowest trading prices of the stock during the ten trading day period ending one day prior to the date of conversion (see Note 13).

In May 2010, the Company issued an 8% secured convertible note (the “May 2010 Note”) in the amount of $40,000 to Asher.  The principal and accrued interest is payable on February 11, 2011 or such earlier date as defined in the agreement. The note is convertible by Asher at any time after the six month anniversary of the issue date and by the Company at any time after issue with conversion periods as defined in the agreement.   The note is convertible into shares of the Company’s common stock at a price of 62.5% of the average of the three lowest trading prices of the stock during the ten trading day period ending one day prior to the date of conversion (see Note 13).

Asher is entitled to have all shares issued upon conversion of the above notes listed upon each national securities exchange or other automated quotation system, if any, upon which shares of the Company common stock are then listed.

On November 16, 2009, the Company issued a 7% Secured Convertible Debenture (the “November 2009 Debenture”) in the amount of $25,000 to Tangiers Capital, LLC. The principal and accrued interest is payable on August 16, 2010 or such earlier date as defined in the agreement. Upon issuance, the November 2009 Debenture, including any accrued interest, was convertible into shares of the Company’s common stock at a price of 80% of the average of the two lowest trading prices, determined on the then current trading market for the Company’s common stock, for the ten trading days prior to conversion, at the option of the holder. The holder is entitled to “piggyback” registration rights on shares of common stock issued upon conversion.

During the year ended December 31, 2010, $18,750 of the convertible note was converted into 290,144 shares of common stock.  At December 31, 2010, the balance of the note of $6,250 is past due.

The Company accounts for the fair value of the conversion features in accordance with ASC Topic No. 815-15 “Derivatives and Hedging; Embedded Derivatives” (“Topic No. 815-15”). Topic No. 815-15 requires the Company to bifurcate and separately account for the conversion features as an embedded derivative contained in the Company’s convertible debt. The Company is required to carry the embedded derivative on its balance sheet at fair value and account for any unrealized change in fair value as a component of results of operations. The Company valued the embedded derivative using the Black-Scholes pricing model. The fair value upon issuance of the February 2010 Note, March 2010 Note, April 2010 Note, and May 2010 Note, $23,500, $27,513, $40,362 and $26,961, respectively, was recorded as a derivative liability and a discount to the convertible debt.  The fair value upon issuance of the November 2009 Debenture, $10,890, was recorded as a derivative liability and a discount to the convertible debt in 2009.  Amortization of debt discount amounted to $120,230 and $1,815 for the years ended December 31, 2010 and 2009, respectively. The derivative liability is revalued each reporting period using the Black-Scholes model. For the years ended December 31, 2010 and 2009, the Company recorded an unrealized gain from the change in the fair value of the derivative liability of $60,206 and $1,032, respectively.  Convertible debt as of December 31, 2010 and 2009, is shown net of debt discount of $7,181 and $9,075, respectively.

The Black-Scholes model was valued with the following inputs:

Stock Price - The Stock Price was based on the average closing price of the Company’s stock as of the Valuation Date. Stock Prices ranged from $0.51 to $0.01 in the period 1-01-2010 through 12-31-2010.

Variable Conversion Price - The variable conversion price was based on: (i) 80% of the average of the 2 lowest Stock Prices out of the last 10 trading days prior to the Valuation Date (Tangiers); and (ii) 62.5% of the average of the 3 lowest Stock Prices out of the last 10 trading days prior to the Valuation Date (Asher).

Time to Maturity - The time to maturity was determined based on the length of time between the Valuation Date and the maturity of the debt.  Time to maturity ranged from 9 months to 0 months in the period 1-01-2010 through 12-31-2010.

Risk Free Rate - The risk free rate was based on the Treasury Note rates as of the Valuation Dates with term commensurate with the remaining term of the debt. The risk free rate ranged from 0.27% to 0.61% in the period 1-01-2010 through 12-31-3010.

Volatility - The volatility was based on the historical volatility of three comparable companies as historical volatility of the Company was not useful in developing the expected volatility due to the limited trading history of its stock. The average volatility for the comparable companies ranged from 61.82% to 56.80% in the period 1-01-2010 through 12-31-2010.

Equipment Held Under Capital Leases	3 Months Ended	12 Months Ended
	Sep. 30, 2011	Dec. 31, 2010
Leases
Capital Leases in Financial Statements of Lessee Disclosure [Text Block]

[7] Equipment Held Under Capital Leases

The Company’s equipment held under the capital lease obligations is summarized as follows:

	September 30,	December 31,
	2011	2010

Showroom Equipment	$ 40,000	$ 40,000
Less: Accumulated Amortization	30,667	24,667

Equipment Held under Capitalized Lease Obligations - Net	$ 9,333	$ 15,333

Amortization related to the equipment held under capital leases is calculated using the straight-line method over the five year useful lives of the assets.  Amortization for the three months ended September 30, 2011 and 2010, and the nine months ended September 30, 2011 and 2010, amounted to approximately $2,000, $2,000, 6,000 and $6,000, respectively.

Interest expense related to capital leases for the three months ended September 30, 2011 and 2010 and the nine months ended September 30, 2011 and 2010, amounted to approximately $-0-, $1,000, $500, and $3,000, respectively.

[8] Equipment Held Under Capital Leases

The Company's equipment held under the capital lease obligations as of December 31, 2010 and 2009 is summarized as follows:

	December 31,	December 31,
	2010	2009

Showroom Equipment	$40,000	$96,000
Less: Accumulated Amortization	24,667	54,933

Equipment Held under Capitalized Lease Obligations - Net	$15,333	$41,067

Amortization related to the equipment held under capital leases is calculated using the straight-line method over the five year useful lives of the assets.  For the years ended December 31, 2010 and 2009, amortization was approximately $9,000 and $19,000, respectively.

As of December 31, 2010 the future minimum lease payments under the capital leases are as follows:

2011	$16,357
Less: Amount Representing Imputed Interest	1,701

Present Value of Net Minimum Capital Lease Payments	14,656
Less: Current Portion of Capitalized Lease Obligations	14,656

Non Current Portion of Capitalized Lease Obligations	$--

Interest expense related to capital leases for the years ended December 31, 2010 and 2009 was approximately $4,000 and $5,000, respectively.

Income Taxes	3 Months Ended	12 Months Ended
	Sep. 30, 2011	Dec. 31, 2010
Income Taxes {1}
Income Tax Disclosure [Text Block]

[8] Income Taxes

Deferred income tax assets [liabilities] are as follows:

	September 30,	December 31,
	2011	2010

Deferred Income Tax Assets:
Net Operating Loss Carryforwards	$ 353,892	$ 289,716
Allowance for Doubtful Accounts	--	14,293
Start-up Costs	15,806	18,237
Totals	369,698	322,246

Deferred Income Tax Liabilities:
Property and Equipment	(22,102)	(20,135)
Totals	(22,102)	(20,135)

Gross Deferred Tax Asset [Liability]	347,596	302,111

Valuation Allowance for Deferred Taxes	(347,596)	(302,111)
Net Deferred Tax Asset [Liability]	$ --	$ --

At December 31, 2010, the Company had approximately $550,000 of federal net operating tax loss carryforwards expiring at various dates through 2030.  The Tax Reform Act of 1986 enacted a complex set of rules which limits a company’s ability to utilize net operating loss carryforwards and tax credit carryforwards in periods following an ownership change. These rules define an ownership change as a greater than 50 percent point change in stock ownership within a defined testing period which is generally a three-year period.  As a result of stock which may be issued by us from time to time and the conversion of warrants, options or the result of other changes in ownership of our outstanding stock, the Company may experience an ownership change and consequently our utilization of net operating loss carryforwards could be significantly limited.

Based upon the net losses historically incurred and, the prospective global economic conditions, management believes that it is not more likely than not that the deferred tax asset will be realized and has provided a valuation allowance of 100% of the deferred tax asset.  The valuation allowance increased decreased by approximately $45,000 and $127,000 in the nine months ended September 30, 2011, and the year ended December 31, 2010, respectively.

[9] Income Taxes

Deferred income tax assets [liabilities] are as follows:

	December 31,	December 31,
	2010	2009

Deferred Income Tax Assets:
Net Operating Loss Carryforwards	$289,716	$656,485
Allowance for Doubtful Accounts	14,293	34,511
Allowance for Sales Returns	--	13,903
Start-up Costs	18,237	--
Totals	322,246	704,899

Deferred Income Tax Liabilities:
Property and Equipment	(20,135)	$(25,925)
Sec. 481 Adjustment - Accrual Basis	--	(249,919)
Totals	(20,135)	(275,844)

Gross Deferred Tax Asset [Liability]	302,111	429,055

Valuation Allowance for Deferred Taxes	(302,111)	(429,055)
Net Deferred Tax Asset [Liability]	$--	$--

Reconciliation of the Federal statutory income tax rate to the effective income tax rate is as follows:

	2010	2009

U.S. statutory rate	(34%)	(34%)
State income taxes - net of federal benefit	6%	6%
Change in valuation allowance and other	28%	28%
Effective rate	--	--

At December 31, 2010, the Company had approximately $660,000 of federal net operating tax loss carryforwards expiring at various dates through 2030.  The Tax Reform Act of 1986 enacted a complex set of rules which limits a company's ability to utilize net operating loss carryforwards and tax credit carryforwards in periods following an ownership change. These rules define an ownership change as a greater than 50 percent point change in stock ownership within a defined testing period which is generally a three-year period. As a result of stock which may be issued by us from time to time and the conversion of warrants, options or the result of other changes in ownership of our outstanding stock, the Company may experience an ownership change and consequently our utilization of net operating loss carryforwards could be significantly limited.

Based upon the net losses historically incurred and, the prospective global economic conditions, management believes that it is not more likely than not that the deferred tax asset will be realized and has provided a valuation allowance of 100% of the deferred tax asset. The valuation allowance (decreased) increased by approximately ($127,000) and $154,000 in the years ended December 31, 2010 and 2009, respectively.

Stockholders' Equity	3 Months Ended	12 Months Ended
	Sep. 30, 2011	Dec. 31, 2010
Equity
Stockholders' Equity Note Disclosure [Text Block]

[9] Stockholders’ Equity

The Company is authorized to issue 200,000,000 shares of common stock, par value $.001 per share and 51 shares of preferred stock, par value $.001 per share.  At September 30, 2011 and December 31, 2010, there were 24,857,413 and 11,159,574 common shares issued and outstanding, respectively.  In October 2009, the Company effected a 12-for-1 forward split of its common stock.  Effective December 27, 2010, the Company implemented a 1-for-12 reverse common stock split.  All share and per share data has been retroactively adjusted to reflect such stock splits.  Effective September 1, 2011, the Company designated and issued 51 shares of Series A Preferred Stock, par value $0.001 to its Chief Executive Officer (see Note 11).  The Series A Preferred Stock pays no dividends and has no conversion rights.  Each share of Series A Preferred Stock has voting rights such that the holder of 51 shares of Series A Preferred Stock will effectively maintain majority voting control of the Company.

In March 2011, the Company issued an aggregate of 1,988,054 shares of common stock valued at $23,558 to its Chief Executive Officer pursuant to his employment agreement (see Note 11).

During the nine months ended September 30, 2011, the Company issued an aggregate of 9,069,139 shares of common stock to Asher for conversion of $113,000 of convertible debt and $9,170 of accrued interest.  The shares are valued at $122,170 per terms of the convertible note agreements (see Note 6).

During the nine months ended September 30, 2011, the Company issued an aggregate of 2,107,093 shares of common stock to Tangiers for conversion of $31,250 of convertible debt and $3,065 of accrued interest.  The shares are valued at $34,315 per terms of the convertible note agreements (see Note 6).

In August 2011, the Company issued 533,553 shares of common stock for payment of legal fees.  The shares are valued at $34,681, the fair value at date of issuance.

[10] Stockholders' Equity

On February 23, 2010, the Company amended its Certificate of Incorporation to increase the number of authorized common shares.  The Company is authorized to issue 200,000,000 shares of common stock, par value $.001 per share. At December 31, 2010 and 2009, there were 11,159,574 and 4,308,625 common shares issued and outstanding, respectively. In October 2009, the Company effected a 12 for 1 forward split of its common stock. Effective December 27, 2010, the Company implemented a 1-for-12 reverse stock split.  All share and per share data has been retroactively adjusted to reflect such stock splits.

On October 19, 2009, the Company entered into a Share Exchange Agreement (the “Exchange Agreement”), with Diamond Information Institute, Inc. (“Diamond”), a New Jersey corporation. Pursuant to the Exchange Agreement the Company acquired all the issued and outstanding common stock of Diamond, and Diamond became a wholly-owned subsidiary of the Company. In addition, the Company acquired all Diamond’s assets and liabilities effective as of the date of the Exchange Agreement. Per the Exchange Agreement, the Company issued 2,585,175 shares of the Company’s common stock to the shareholders of Diamond (approximately .21884 shares of Company common stock for each share of Diamond common stock), representing approximately 60% of the Company’s aggregate issued and outstanding common stock following the closing of the Exchange Agreement and the Stock Agreement (defined below). The acquisition of Diamond was treated as a recapitalization, and the business of Diamond became the business of the Company. At the time of the recapitalization, the Company was in the exploration development stage and was not engaged in any active business. The accounting rules for recapitalizations require that beginning October 19, 2009, the date of the recapitalization, the balance sheet reflects the consolidated assets and liabilities of Bergio International, Inc. and the equity accounts were recapitalized to reflect the newly capitalized company. The results of operations reflect the operations of Diamond which became the operations of the Company for all periods presented.  In February 2010, the Company sold all its shares in Diamond to an unrelated third party

In conjunction with the Exchange Agreement, the Company, on October 20, 2009, entered into a Stock Purchase Agreement (the “Stock Agreement”) with certain stockholders of the Company (the “former stockholders”). Pursuant to the Stock Agreement, the Company spun out its 100% interest in Alba Mineral Exploration, Inc., an Alberta, Canada corporation (“Alba Canada”) to the former stockholders for nominal consideration and the cancellation of all of the shares of common stock of the Company then owned by the former stockholders. As a result, a total of 3,310,000 shares were cancelled.

In 2009, the Company issued 26,261 shares of common stock valued at $48,000, to its SEC counsel for legal services.

In 2009, the Company issued 10,942 shares of common stock valued at $20,000, to members of its Board of Directors and Advisory Panel for services rendered.

In January 2010, the Company finalized a Securities Purchase Agreement with Tangiers Investments, LP (“Tangiers”) (See Note 12).  Pursuant to the agreement the Company issued Tangiers 92,593 shares of common stock valued at the market price of $500,000 for a one-time commitment fee.

In January 2010, the Company issued 157,142 shares of common stock to Caesar Capital Group, LLC (“Caesar”) to settle approximately $402,000 of stockholder advances and accrued interest.

In February 2010, the Company sold 125,000 shares of common stock to Caesar for $30,000.  The value of the stock on the date of sale based on the market price was $90,000 and the Company recorded an expense for financing costs of $60,000.

In February 2010, through an agreement with Socius CG II, Ltd (“Socius”), the Company settled a $699,999 payment of its credit line with Columbia Bank with the issuance of 1,190,249 shares of common stock to Socius.

In 2010, the Company issued an aggregate of 19,666 shares of common stock for legal services rendered for the registration of securities with the SEC.  The shares are valued at $23,160 the market price, and are recorded as financing costs.

In March 2010, the Company issued 90,833 shares of common stock to a consultant for services rendered.  The shares are valued at the market price of $62,900 and are recorded as share-based consulting expense.

In 2010, the Company issued an aggregate of 714,473 shares of common stock to Socius for settlement of approximately $247,000 in payables.

In April 2010, the Company issued 25,000 shares of common stock for accounting services rendered for the registration of securities with the SEC.  The shares are valued at $12,000 and are recorded as financing costs.

In April 2010, the Company issued 375,000 shares of common stock valued at $180,000 to settle share liability.  The accrued share liability was expensed as share based services.

In 2010, the Company issued an aggregate of 3,232,020 shares of common stock to its Chief Executive Officer pursuant to his employment agreement (see Note 12).

In 2010, the Company issued an aggregate of 538,829 shares of common stock to Asher for partial conversion of its convertible debt.  The shares are valued at $47,000.

In 2010, the Company issued an aggregate of 290,144 shares of common stock to Tangiers Capital, LLC for partial conversion of its convertible debt.  The shares are valued at $18,750.

Related Party Transactions	3 Months Ended	12 Months Ended
	Sep. 30, 2011	Dec. 31, 2010
Related Party Disclosures
Related Party Transactions Disclosure [Text Block]

[10] Related Party Transactions

The Company receives periodic advances from its principal shareholder and Chief Executive Officer (the “CEO”) based upon the Company’s cash flow needs.  At September 30, 2011 and December 31, 2010, $368,075 and $317,601, respectively was due to the shareholder.  Interest expense is accrued at an average annual market rate of interest which was 3.25% at September 30, 2011 and December 31, 2010, respectively.  No terms for repayment have been established.  As a result, the amount is classified as a current liability.

In the nine months ended September 30, 2011, the Company issued an aggregate of 1,988,054 shares of common stock to its CEO in accordance with his employment agreement (See Note 11).  The shares are valued at $23,558, which was equal to the amount of unpaid compensation owed the CEO.

[11] Related Party Transactions

The Company receives periodic advances from its principal stockholder based upon the Company's cash flow needs. At December 31, 2010 and 2009, $317,601 and $463,342, respectively was due to the shareholder.  Interest expense is accrued at an average annual market rate of interest which was 3.25% at December 31, 2010 and 2009, respectively.  No terms for repayment have been established. As a result, the amount is classified as a Current Liability.

In the year ended December 31, 2010, the Company issued an aggregate of 3,232,020 shares of common stock to its Chief Executive Officer (“CEO”), in accordance with his employment agreement (See Note 12). The shares are valued at $70,833 the amount of unpaid compensation owed the CEO.

Commitment and Contingencies	3 Months Ended	12 Months Ended
	Sep. 30, 2011	Dec. 31, 2010
Commitment and Contingencies
Commitments and Contingencies Disclosure [Text Block]

[11] Commitment and Contingencies

Employment Agreement - Effective February 28, 2010, the Company entered into an employment agreement with its CEO.  The agreement, which is for a five year term, provides for an initial base salary of $175,000 per year with a 3% annual increase thereafter (the “Base Salary”).  The CEO is also entitled to certain bonuses based on net profits before taxes and other customary benefits, as defined in the agreement.  In addition, since it is understood that the Company is employing the CEO during a time of economic decline throughout the U.S. and at times and from time to time, the Company may not be in a position to pay the full amount of Base Salary owed to the CEO, it is understood and agreed to by the Company’s Board of Directors (the “Board”), that as long as the Company is unable to pay the CEO the full amount of his Base Salary, that the Board shall issue to him, from time to time, an amount of shares that will allow him to remain in possession of fifty-one percent (51%) of the Company’s then outstanding common stock.  Such issuances shall be made to the CEO at any time when his total share holdings are reduced to an amount less than fifty-one percent (51%) as a result of issuance of shares made on behalf of the Company.  The CEO waived the 3% annual increase for 2011.

Effective September 1, 2011, the Company and CEO entered into an Amended and Restated Employment Agreement (the “Amended Agreement”) which primarily retains the term and compensation of the original agreement. The Amended Agreement, however, removes the section which previously provided for the issuance of Company common stock to the CEO, from time to time, when the Company is unable to pay the CEO the full amount of his Base Salary which would allow the CEO to maintain a fifty-one percent (51%) share of the Company’s outstanding common stock.  However, the CEO does have the right to request all or a portion of his unpaid Base Salary be paid with the Company’s restricted common stock.  In addition, the Amended Agreement provides for the issuance of 51 shares of newly authorized Series A Preferred Stock to be issued to the CEO.  As defined in the Certificate of Designations, Preferences and Rights of the Series A Preferred Stock, each share of Series A Preferred Stock has voting rights such that the holder of 51 shares of Series A Preferred Stock will effectively maintain majority voting control of the Company. Effective November 3, 2011, the CEO notified the Company that for the one year period, retroactive from April 1, 2011, through March 31, 2012, he would reduce his Base Compensation to $100,000.

Operating Leases - The Company leases certain office and manufacturing facilities and equipment.  The Company’s office and manufacturing facilities are currently leased on a month to month basis at $1,800 per month.

The equipment lease agreements are non-cancelable and expire at various dates through 2011.  All these leases are classified as operating leases.

Rent expense for the Company’s operating leases for the three months ended September 30, 2011 and 2010 and the nine months ended September 30, 2011 and 2010 amounted to approximately $5,000, $5,000, $16,000 and $16,000, respectively.

Litigation - The Company, in the normal course of business, is involved in certain legal matters for which it carries insurance, subject to certain exclusions and deductibles.  As of September 30, 2011, and through the date of issuance of these financial statements, there was no asserted or unasserted litigation, claims or assessments warranting recognition and/or disclosure in the financial statements.

[12] Commitment and Contingencies

Employment Agreement - Effective February 28, 2010, the Company entered into an employment agreement with its CEO.  The agreement, which is for a five year term, provides for an initial base salary of $175,000 per year with a 3% annual increase thereafter (the “Base Salary”).  The CEO is also entitled to certain bonuses based on net profits before taxes and other customary benefits, as defined in the agreement. In addition, since it is understood that the Company is employing the CEO during a time of economic decline throughout the U.S. and at times and from time to time, the Company may not be in a position to pay the full amount of Base Salary owed the CEO it is understood and agreed to by the Board, that as long as the Company is unable to pay the CEO the full amount of his Base Salary that the Board shall issue to him, from time to time, an amount of shares that will allow him to remain in possession of fifty-one percent (51%) of the Company’s then outstanding common stock.  Such issuances shall be made to the CEO at any time when his total share holdings are reduced to an amount less than fifty-one percent (51%) as a result of issuance of shares made on behalf of the Company.

Operating Leases - The Company leases certain office and manufacturing facilities and equipment. The Company’s office and manufacturing facilities are currently leased on a month to month basis at $1,800 per month. The equipment lease agreements are non-cancelable and expire at various dates through 2011. All these leases are classified as operating leases.

Rent expense for the Company's operating leases for the years ended December 31, 2010 and 2009 was approximately $22,000 and $25,000, respectively.

Acquisition - The Company entered into an Asset Purchase Agreement with Mario Panelli & C. s.a.s. (“Seller”), an Italian distributor of high-end jewelry, and Mario Panelli and Mogni Viviana (“Owners”), wherein the Company agreed to purchase the inventory of the Seller. The Company agreed to pay the Seller an amount equal to 100% of the book value of the Seller’s inventory as determined in accordance with U.S. generally accepted accounting principles. The closing date has been extended pending the Company obtaining adequate financing to complete the transaction.

Equity Financing Agreement - In January 2010, the Company finalized a securities purchase agreement with Tangiers Investors, LP (“Tangiers”) pursuant to which at its discretion the Company could periodically sell to Tangiers shares of common stock up to a maximum purchase of $25,000,000.  The selling price was to be 88% of the lowest volume weighted average price, as defined in the agreement, for the five days immediately following the notice of sale date. In addition, the Company issued Tangiers 92,593 shares of common stock valued at $500,000 for a one-time commitment fee which was recorded as deferred offering costs.  Effective, June 22, 2010, the Company terminated the securities purchase agreement with Tangiers and recorded an expense of $535,160 as share-based financing costs which included the $500,000 commitment fee and $35,160 of professional fees related to a registration statement for common shares to be issued pursuant to the agreement, which was also terminated.

Litigation - The Company, in the normal course of business, is involved in certain legal matters for which it carries insurance, subject to certain exclusions and deductibles.  As of December 31, 2010 and through the date of issuance of these financial statements, there was no asserted or unasserted litigation, claims or assessments warranting recognition and/or disclosure in the financial statements.

Consulting Agreement - The Company entered into an agreement for business development services with a consultant.  Pursuant to the agreement, the Company issued 375,000 shares of Company common stock for the services, which primarily were rendered in the first quarter of 2010.  The shares, which were issued in April 2010, were valued at the market price of $180,000.

Subsequent Events	3 Months Ended	12 Months Ended
	Sep. 30, 2011	Dec. 31, 2010
Subsequent Events
Subsequent Events [Text Block]	[12] Subsequent Events In October 2011, the Company issued 400,000 shares of common stock to a consultant for services. The shares are valued at $20,000, the fair value at date of issuance.	[13] Subsequent Events In January and February 2011, convertible notes with Asher in the amount of $83,000 became past due.